Employee Benefit Plans (Components of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Component of periodic benefit cost
Service cost	$ 92	$ 102	$ 102
Interest cost	250	259	252
Expected return on plan assets	(312)	(298)	(286)
Amortization of prior service credit	(9)	(9)	(9)
Amortization of actuarial loss	231	159	107
Settlements	1	0	20
Curtailment gain due to plan freeze	(11)	0	0
Net periodic benefit cost	242	213	186
Other Postretirement Benefits [Member]
Component of periodic benefit cost
Service cost	2	5	7
Interest cost	14	20	22
Expected return on plan assets	(14)	(14)	(13)
Amortization of prior service credit	(4)	(1)	(1)
Amortization of actuarial loss	1	0	0
Settlements	0	0	0
Curtailment gain due to plan freeze	(1)	0	0
Net periodic benefit cost	$ (2)	$ 10	$ 15